UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  Managing Member, Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho            November 12, 2009
--------------------------     --------------------          ------------------
       [Signature]             [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   29

Form 13F Information Table Value Total:  $718,578
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                   COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                           TITLE                         VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER             OF CLASS         CUSIP       (X$1000)    PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------             --------         -----       --------    -------    --- ----  ----------  --------  ----     ------  ----
AGNICO EAGLE MINES LTD     COM              008474108       6,359       93,726 SH        SOLE        NONE          93,726
ANGLOGOLD ASHANTI LTD      SPONSORED ADR    035128206      13,079      320,882 SH        SOLE        NONE         320,882
AURIZON MINES LTD          COM              05155P106      12,192    2,774,700 SH        SOLE        NONE       2,774,700
EXETER RES CORP            COM              301835104      13,675    2,985,000 SH        SOLE        NONE       2,985,000
GAMMON GOLD INC            COM              36467T106      26,002    3,055,502 SH        SOLE        NONE       3,055,502
GOLD FIELDS LTD NEW        SPONSORED ADR    38059T106       6,870      498,570 SH        SOLE        NONE         498,570
GOLDCORP INC NEW           COM              380956409       3,189       79,000 SH        SOLE        NONE          79,000
GOLDCORP INC NEW           COM              380956409      82,759    2,050,000     PUT   SOLE        NONE       2,050,000
IAMGOLD CORP               COM              450913108       2,852      201,633 SH        SOLE        NONE         201,633
IMA EXPLORATION INC        COM              449664101         434    1,326,291 SH        SOLE        NONE       1,326,291
ISHARES SILVER TRUST       ISHARES          46428Q109     123,447    7,536,400     PUT   SOLE        NONE       7,536,400
JAGUAR MNG INC             COM              47009M103      38,728    4,323,900 SH        SOLE        NONE       4,323,900
KIMBER RES INC             COM              49435N101       1,636    2,536,200 SH        SOLE        NONE       2,536,200
KINROSS GOLD CORP          COM NO PAR       496902404       5,275      243,097 SH        SOLE        NONE         243,097
MARKET VECTORS ETF TR      GOLD MINER ETF   57060U100      46,871    1,034,900     PUT   SOLE        NONE       1,034,900
MARKET VECTORS ETF TR      GOLD MINER ETF   57060U100      47,501    1,048,809 SH        SOLE        NONE       1,048,809
MIDWAY GOLD CORP           COM              598153104         519      739,700 SH        SOLE        NONE         739,700
MINEFINDERS LTD            COM              602900102      21,068    2,146,169 SH        SOLE        NONE       2,146,169
NEW GOLD INC CDA           COM              644535106      13,707    3,616,739 SH        SOLE        NONE       3,616,739
NOVAGOLD RES INC           COM NEW          66987E206      28,151    5,498,264 SH        SOLE        NONE       5,498,264
NOVAGOLD RES INC           NOTE 5.500% 5/0  66987EAA5      15,099   20,000,000 PRN       SOLE        NONE      20,000,000
PAN AMERICAN SILVER CORP   COM              697900108         835       36,630 SH        SOLE        NONE          36,630
POWERSHARES QQQ TRUST      UNIT SER 1       73935A104     111,181    2,631,500     PUT   SOLE        NONE       2,631,500
RUBICON MINERALS CORP      COM              780911103       9,060    2,187,500 SH        SOLE        NONE       2,187,500
SILVER STD RES INC         COM              82823L106       2,136      100,000 SH        SOLE        NONE         100,000
SILVER WHEATON CORP        COM              828336107      14,310    1,126,241 SH        SOLE        NONE       1,126,241
SPDR GOLD TRUST            GOLD SHS         78463V107      49,425      500,000     PUT   SOLE        NONE         500,000
SPDR GOLD TRUST            GOLD SHS         78463V107      20,610      208,500 SH        SOLE        NONE         208,500
STILLWATER MNG CO          COM              86074Q102       1,608      239,216 SH        SOLE        NONE         239,216



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